ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 47,870	$ 30,711	$ 30,711	$ 18,343	$ 1,267
Increases	17,677	54,996	126,425	95,491	59,138
Decreases (utilized)	(49,670)	(46,680)	(110,723)	(82,812)	(41,428)
Adjustments	507	196	1,457	(311)	(634)
Balance at end of the period	16,384	39,223	47,870	30,711	18,343
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at beginning of the period	46,636	29,742	29,742	16,380	1,001
Increases	16,918	53,282	123,878	94,640	56,669
Decreases (utilized)	(48,598)	(45,317)	(108,531)	(80,633)	(40,656)
Adjustments	910	271	1,547	(645)	(634)
Balance at end of the period	15,866	37,978	46,636	29,742	16,380
Product returns
Disclosure of other provisions [line items]
Balance at beginning of the period	1,234	969	969	1,963	266
Increases	759	1,714	2,547	851	2,469
Decreases (utilized)	(1,072)	(1,363)	(2,192)	(2,179)	(772)
Adjustments	(403)	(75)	(90)	334
Balance at end of the period	$ 518	$ 1,245	$ 1,234	$ 969	$ 1,963